Contingencies (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Capital commitments
Unrecorded Unconditional Purchase Obligation
Commitments related to leasehold improvements and installation of equipment for hotel operations	¥ 2,546